SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. The consolidated financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

Use of Estimates – The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

Cash and Cash Equivalents – For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There was $57,063 and $142,034 in cash and cash equivalents as of September 30, 2015 and December 31, 2014, respectively.

Concentration of credit risk - The Company maintains cash balances at financial institutions. Accounts at such institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. As of September 30, 2015 and December 31, 2014, the Company's uninsured cash balances were $nil.

Fair Value of Financial Instruments – The carrying amounts reflected in the balance sheets for cash, accounts payable and accrued expenses approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

As required by the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: Level 1 – observable inputs such as quoted prices in active markets; Level 2 – inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and Level 3 – unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Cash and unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Earnings (Loss) per Share – The Company reports earnings (loss) per share in accordance with FASB Standards ASC 260-10 “Earnings Per Share”, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

Recently Issued Accounting Pronouncements –The Company has evaluated all recent accounting pronouncements through September 30, 2015, and believes that none of them will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Income Taxes - Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. Because the Company has no net income, the tax benefit of the accumulated net loss has been fully offset by an equal valuation allowance.

Restatement

On January 12, 2016, an accounting error was discovered that misstated certain balance sheet and income statement amounts previously reported as of September 30, 2015. Specifically, (i) the Company understated compensation expense and overstated retained earnings related to a discounted stock purchase by certain officers and stockholders of the Company, and (ii) the Company determined that Atlas Global, LLC did not meet the definition of a “variable interest entity” under ASC 810-10-15-14(a)(b). This evaluation was based upon the fact that Atlas Global, LLC was deemed sufficiently capitalized upon inception so as not to constitute a variable interest entity, and no events occurred that required remeasurement. As a result, the Company has deconsolidated Atlas Global, LLC in its condensed consolidated financial statements.

The deconsolidation of Atlas Global, LLC and increase in compensation expense resulted in an increase in the Company’s net loss for the nine months ending September 30, 2015 by $470,647 and an increase in the Company’s net loss per share of common stock of $0.02.

The deconsolidation of Atlas Global, LLC decreased the Company’s net loss for the three months ending September 30, 2015 by $8,575. The Company’s net loss per share of common stock was unchanged.

The following is a summary of the impact of the restatement on the Company’s consolidated balance sheet at September 30, 2015:

	September 30, 2015
	As previously reported	Error correction		As restated
Cash	$57,977	$(914)	(b)	$57,063
Total current assets	$239,627	$(914)	(b)	$238,713
Deposits	$56,774	$(1,749)	(b)	$55,025
Fixed assets, net	$1,004,971	$(355,173)	(b)	$649,798
Total assets	$2,187,922	$(357,836)	(b)	$1,830,086
Accounts payable and accrued expenses	$1,644,274	$(214,538)	(b)	$1,429,736
Accounts payable to related parties	$—	$213,642	(b)	$213,642
Total current liabilities	$2,193,382	$(896)	(b)	$2,192,486
Total liabilities	$4,369,643	$(200,896)	(b)	$4,168,747
Additional paid-in capital	$9,063,091	$862,266	(a)(b)	$9,925,357
Accumulated deficit	$(11,405,190)	$(862,266)	(a)(b)	$(12,267,456)
Non-controlling interest	$156,940	$(156,940)	(b)	$—
Total stockholders’ equity to the Company	$2,187,922	$(357,836)	(a)(b)	$1,830,086
(a) To record impact of stock purchase discount granted to certain officers and stockholders (b) Correction related to the deconsolidation of Atlas Global, LLC

The following is a summary of the impact of the restatement on the Company’s consolidated statements of operations for the three months ended September 30, 2015:

	Three months ended September 30, 2015
	As previously reported	Error correction		As restated
Wholesale revenues	$28,620	$(8,995)	(a)	$19,625
Total revenues	$1,592,062	$(8,995)	(a)	$1,583,067
Cost of revenues	$(292,299)	$(13,375)	(a)	$(305,674)
Gross profit	$1,299,763	$(22,370)	(a)	$1,277,393
Payroll and related expenses	$1,061,353	$(54)	(a)	$1,061,299
General and administrative expenses	$707,153	$862	(a)	$708,015
Professional fees	$43,069	$(8,664)	(a)	$34,405
Depreciation expense	$89,630	$(19,472)	(a)	$70,158
Total operating expenses	$2,677,637	$(27,328)	(a)	$2,650,309
Loss from operations	$(1,377,874)	$4,958	(a)	$(1,372,916)
Interest expense	$(93,843)	$7,671	(a)	$(86,172)
Other income	$9,967	$(4,054)	(a)	$5,913
Total other expense	$(83,876)	$3,617	(a)	$(80,259)
Net loss	$(1,461,750)	$8,575	(a)	$(1,453,175)
Less: Net gain (loss) attributable to non-controlling interest	$(8,575)	$8,575	(a)	$—
(a) Correction related to the deconsolidation of Atlas Global, LLC

  The following is a summary of the impact of the restatement on the Company’s consolidated statements of operations for the nine months ended September 30, 2015:

	Nine months ended September 30, 2015
	As previously reported	Error correction		As restated
Wholesale revenues	$222,198	$(6,633)	(b)	$215,565
Total revenues	$5,359,052	$(6,633)	(b)	$5,352,419
Cost of revenues	$(1,176,270)	$(177,827)	(b)	$(1,354,097)
Gross profit	$4,182,782	$(184,460)	(b)	$3,998,322
Payroll and related expenses	$3,668,087	$463,146	(a)(b)	$4,131,233
General and administrative expenses	$2,013,659	$(51,557)	(b)	$1,962,102
Professional fees	$511,637	$(29,853)	(b)	$481,784
Depreciation expense	$258,819	$(62,380)	(b)	$196,439
Total operating expenses	$8,526,961	$319,356	(a)(b)	$8,846,317
Loss from operations	$(4,344,179)	$(503,816)	(a)(b)	$(4,847,995)
Interest expense	$(210,031)	$32,000	(b)	$(178,031)
Other income	$33,999	$(28,086)	(b)	$5,913
Total other expense	$(176,032)	$3,914	(b)	$(172,032)
Net loss	$(4,520,211)	$(499,902)	(a)(b)	$(5,020,113)
Less: Net gain (loss) attributable to non-controlling interest	$29,255	$(29,255)	(b)	$—
Net loss attributable to the Company	$(4,549,466)	$(470,647)	(a)(b)	$(5,020,113)
(a) To record impact of stock purchase discount granted to ceratin officers and stockholders (b) Correction related to the deconsolidation of Atlas Global, LLC

 The following is a summary of the impact of the restatement on the Company’s consolidated statements of cash flows for the nine months ending September 30, 2015:

	Nine months ending September 30, 2015
	As previously reported	Error correction		As restated
Net loss	$(4,520,211)	$(499,902)	(a)(b)	$(5,020,113)
Stock based compensation	$—	$470,647	(a)(b)	$470,647
Depreciation and amortization	$258,819	$(62,380)	(a)	$196,439
Increase in prepaid expenses	$6,362	$(1,000)	(a)	$5,362
Increase in deposits	$(21,516)	$868	(a)	$(20,648)
Increase (decrease) in accounts payable related party	$—	$158,110	(a)	$158,110
Increase (decrease) in accounts payable	$734,023	$(79,940)	(a)	$(654,083)
Increase (decrease) in accounts receivable	$20,471	$(2,942)	(a)(b)	$17,529
Net cash used in operating activities	$(2,890,200)	$(16,539)	(a)(b)	$(2,906,739)
Purchase of fixed assets	$(107,586)	$10,586	(b)	$(97,000)
Proceeds from sale of fixed assets	$60,000	$(60,000)	(b)	$—
Net cash used in investment activities	$(382,649)	$(49,414)	(b)	$(432,063)
Dividends paid to shareholders	$(369,713)	$75,450	(b)	$(294,263)
Principal payments on capital leases	$(39,367)	$5,247	(b)	$(34,120)
Net cash provided by financing activities	$3,173,134	$80,697	(b)	$3,253,831
Net increase (decrease) in cash	$(99,715)	$14,744	(b)	$(84,971)
Beginning cash balance	$157,692	$(15,658)	(b)	$142,034
Ending cash balance	$57,977	$(914)	(b)	$57,063
Supplemental disclosure of cash flow information
Cash paid for interest	$103,858	$(13,333)	(b)	$90,525
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

This summary of significant accounting policies is presented to assist in understanding the Company's financial statements. The financial statements and notes are representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

Use of Estimates – The process of preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues and expenses. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from estimated amounts.

Cash and Cash Equivalents – For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. There was $142,034 and $223,411 in cash and cash equivalents as of December 31, 2014 and December 31, 2013, respectively.

Fair Value of Financial Instruments – The carrying amounts reflected in the balance sheets for cash, accounts payable and accrued expenses approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

As required by the Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board ("FASB") ASC, fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: Level 1 – observable inputs such as quoted prices in active markets; Level 2 – inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and Level 3 – unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The three levels of the fair value hierarchy are described below:

Level 1: Cash and unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Property and Equipment – Property and equipment are recorded at historical cost.  Minor additions and renewals are expensed in the year incurred.  Major additions and renewals are capitalized and depreciated over their estimated useful lives.  When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.  Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes.  The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate.  The estimated useful lives for significant property and equipment categories are as follows:

Furniture and Fixtures	5 - 7 Years
Leasehold Improvements	Shorter of lease term or useful life.

Impairment of Long-Lived Assets – The Company assesses long-lived assets or asset groups for recoverability on a quarterly basis and when events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company considers the following indicators, among others, that may trigger an impairment: (i) loss from operations or income from operations significantly below historical or projected future operating results; (ii) significant changes in the manner or use of the assets or in the Company's overall strategy with respect to the manner or use of the acquired assets or changes in its overall business strategy; (iii) significant negative industry or economic trends; (iv) increased competitive pressures; (v) a significant decline in the Company's stock price for a sustained period of time; and (vi) regulatory changes.

The Company evaluates the performance of its stores to determine impairment of its long-lived assets at retail stores. Stores that have been operating for less than 12 months are excluded from the analysis because of lack of historical financial results or trends. Each new store needs between 12 months and 24 months to mature and begin generating positive cash flows. For purposes of this evaluation, long-lived assets subject to store impairments include leasehold improvements as well as certain intangible assets such as broker and finder fees, lease rights, key money on store leases, and any other non-transferable assets. All intangible assets are subject to impairment analysis if they are non-refundable in nature.

If the Company identifies an indicator of impairment, it assesses recoverability by comparing, per store, the carrying amount of the store assets to the estimated future undiscounted cash flows associated with the store. An impairment loss is recognized when the carrying amount is not recoverable and is measured as the excess of carrying value over fair value. Such estimated fair values are generally determined by using the discounted future cash flows using a rate that approximates the Company's weighted average cost of capital.

The key assumptions used in management's estimates of projected cash flow at its retail stores deal largely with forecasts of sales levels, gross margins and payroll costs. These forecasts are typically based on historical trends and take into account recent developments as well as management's plans and intentions. Any material change in manufacturing costs or raw material costs could significantly impact projected future cash flows of retail stores, and these factors are considered in evaluating impairment. Other factors, such as increased competition or a decrease in the desirability of the Company's products, could lead to lower projected sales levels which would adversely impact cash flows. A significant change in cash flows in the future could result in an impairment of long lived assets.

The Company performed a recoverability test on its stores and did not identify any indicators of impairment at its retail stores, and determined that no impairment charges were required, for the years ended December 31, 2014 and 2013, respectively.

Revenue Recognition –  The Company recognizes revenue on arrangements in accordance with ASC Section 605, "Revenue Recognition" and the Securities and Exchange Commission Staff Accounting Bulletins No. 101, "Revenue Recognition in Financial Statements" and No. 104, "Revenue Recognition". In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured. For the periods ended December 31, 2014 and 2013, the Company reported revenues of $5,597,094 and $3,206,310, respectively.

ASC 605-45-50-3 and ASC 605-45-50-4, "Taxes Collected from Customers and Remitted to Governmental Authorities" provide that the presentation of taxes on either a gross or net basis is an accounting policy decision. The Company collects various taxes assessed by governmental authorities and records these amounts on a net basis.

The Company’s products are acquired on a bulk basis with the same price per pound being paid to suppliers regardless of the specific product types. To date, the Company has not internally tracked different categories of products as between, for example, clothing and household goods, as it has not had the system capability to support such categorizations. As such, it is impracticable to provide information on a per product basis. The Company does, however, differentiate between revenues received from retail sales versus revenue received from wholesale sales, which are amounts that are easily determinable.

Sales Returns and Allowances–The Company analyzes its historical sales return experience and records an allowance for its wholesale and retail store sales. Estimating sales returns is based on many factors including expected return data communicated by customers. The Company regularly reviews those factors and makes adjustments when it believes that actual product returns and claims may differ from established reserves. If actual or expected future returns and claims are significantly greater or lower than reserves established, the Company would decrease or increase net revenues in the period in which it made such determination.

Inventories –Merchandise inventory is valued at the lower of average cost or market, utilizing the weighted average method.  Average cost includes the direct cost of merchandise and related expenses. The Company records merchandise receipts at the time that both title and risk of loss for the merchandise transfers to the Company.

The Company identifies potentially excess and slow-moving inventories by evaluating turn rates, inventory levels and other factors, and records lower of cost or market reserves for such identified excess and slow-moving inventories. As of December 31, 2014 and 2013, no such reserve had been recorded.

Stock-Based Compensation – The Company follows the guidelines in FASB Codification Topic ASC 718-10 "Compensation - Stock Compensation", which provides investors and other users of financial statements with more complete and neutral financial information, by requiring that the compensation cost relating to share-based payment transactions be recognized in the financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. ASC 718-10 covers a wide range of share-based compensation arrangements, including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As of December 31, 2014 and December 31, 2013, the Company has not implemented an employee stock based compensation plan.

Non-Employee Stock Based Compensation –  The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in ASC 505-50. The Company may issue compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Earnings (Loss) per Share – The Company reports earnings (loss) per share in accordance with FASB Standards ASC 260-10 "Earnings Per Share", which provides for calculation of "basic" and "diluted" earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

Advertising – The Company does not defer advertising expenses but expenses them as incurred. Advertising expenses were $221,623, and $225,339 for the years ended December 31, 2014 and 2013, respectively, and were included in general and administrative expenses in the consolidated statements of operations.

Concentration of Credit Risk – Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash (the amounts of which may, at times, exceed Federal Deposit Insurance Corporation limits on insurable amounts) and trade accounts receivable relating substantially to the Company's U.S. Wholesale segment.  Cash is managed within established guidelines, and the Company mitigates its risk by investing through major financial institutions.

Concentration of credit risk with respect to trade accounts receivable is limited by performing on-going credit evaluations of the Company's customers and adjusting credit limits based upon payment history and the customer's current credit worthiness. Collections and payments from customers are continuously monitored.

The Company maintains an allowance for doubtful accounts which is based upon historical experience and specific customer collection issues that have been identified. While bad debt expenses have historically been within expectations and allowances established, the Company cannot guarantee that it will continue to experience the same credit loss rates that it has in the past.

Income Taxes – The Company was a limited liability company from inception until May 20, 2015 and treated as a partnership for federal and state income tax purposes with all income tax liabilities and/or benefits of the Company being passed through to the members. As such, no recognition of federal or state income taxes for the Company or its subsidiaries that are organized as limited liability companies have been provided for in the accompanying consolidated financial statements. Any uncertain tax position taken by the member is not an uncertain position of the Company.

Subsequent to May 20, 2015 the Company merged with a corporation and, as a result, income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. Because the Company has no net income, the tax benefit of the accumulated net loss has been fully offset by an equal valuation allowance.

Deferred Rent, Rent Expense and Tenant Allowances – The Company occupies its retail stores, corporate office, manufacturing facilities, and distribution center under operating leases with terms of one to eleven years. Some leases contain renewal options for periods ranging from five to seven years under substantially the same terms and conditions as the original leases but with rent adjustments based on various factors specific to each agreement. Many of the store leases require payment of a specified minimum rent, a contingent rent based on a percentage of the store's net sales in excess of a specified threshold, plus defined escalating rent provisions. The Company recognizes its minimum rent expense on a straight-line basis over the term of the lease (including probable lease renewals) plus the construction period prior to occupancy of the retail location using a mid-month convention. Further, rent expenses include payments of real estate taxes, insurance and certain common area and maintenance costs in addition to the future minimum operating lease payments. Certain lease agreements provide for the Company to receive lease inducements or tenant allowances from landlords to assist in the financing of certain property. These inducements are recorded as a component of deferred rent and amortized as a reduction of rent expense over the term of the related lease.

Capital Lease Obligations – The Company leases certain equipment and vehicles that are classified as capital leases. The cost of equipment and vehicles under capital lease is included in the consolidated balance sheets as property and equipment and was recorded, net of accumulated depreciation, at $168,458 and $102,874 at December 31, 2014 and 2013, respectively. Accumulated depreciation of the leased equipment was recorded at $41,081 and $14,350 at December 31, 2014 and 2013, respectively.

Recently Issued Accounting Pronouncements – On June 10, 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-10, Development Stage Entities (Topic 915) – Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, which eliminates the concept of a development stage entity ("DSE") in its entirety from current accounting guidance. The Company has elected early adoption of this standard, which eliminates the designation of DSEs and the requirement to disclose results of operations and cash flows since inception.

The Company has evaluated all other recent accounting pronouncements through December 9, 2015, and believes that none of them will have a material effect on the Company's financial position, results of operations or cash flows.

Restatement

Upon completing the re-audit of the Company’s December 31, 2013 and December 31, 2014 financial statements, an accounting error was discovered that misstated certain balance sheet amounts previously reported as of December 31, 2013 and December 31, 2014.  Specifically, the Company’s financial statements over-reported accounts receivable by $976 for the year ended December 31, 2013 and by $14,091 for the year ended December 31, 2014. In addition, the Company’s financial statements as of December 31, 2014 under-reported tenant improvements, net, by $53,866.

Further, on January 12, 2016, an accounting error was discovered that misstated certain balance sheet and income statement amounts previously reported as of December 31, 2013 and December 31, 2014. Specifically, the Company determined that Atlas Global, LLC did not meet the definition of a “variable interest entity” under ASC 810-10-15-14(a)(b). This evaluation was based upon the fact that Atlas Global, LLC was deemed sufficiently capitalized upon inception so as not to constitute a variable interest entity, and no events occurred that required remeasurement. As a result, the Company has deconsolidated Atlas Global, LLC in its consolidated financial statements.

The deconsolidation of Atlas Global, LLC and reduction in reported accounts receivable described above resulted in a decrease in our net loss of $26,938 for the year ended December 31, 2013 and $139,334 for the year ended December 31, 2014. There was no impact on our net loss per share of common stock for the year ended December 31, 2013, and a $0.01 decrease in our net loss per share for the year ended December 31, 2014. Details of the restated amounts for the years ended December 31, 2013 and December 31, 2014 are set out below.

The following is a summary of the impact of the restatement on the Company’s consolidated balance sheet at December 31, 2013:

	December 31, 2013
	As previously reported	Error correction		As restated
Cash	$250,188	$(26,777)	(b)	$223,411
Accounts receivable	$21,137	$(18,988)	(a)(b	$2,149
Total current assets	$501,443	$(45,765)	(a)(b)	$455,678
Fixed assets, net	$858,743	$(440,047)	(b)	$418,696
Total assets	$1,432,474	$(485,812)	(b)	$946,662
Accounts payable and accrued expenses	$270,525	$(69,856)	(b)	$200,669
Equipment loan- current portion	$30,829	$(7,936)	(b)	$22,893
Loans from related parties-current portion	$37,000	$(37,000)	(b)	$—
Total current liabilities	$469,936	$(75,166)	(b)	$394,770
Equipment loan	$84,523	$(5,247)	(b)	$79,276
Notes payable to related party	$200,000	$(200,000)	(b)	$—
Notes payable	$200,000	$(200,000)	(b)	$—
Total liabilities	$1,117,867	$(480,413)	(b)	$637,454
Accumulated deficit	$(1,744,347)	$(80,217)	(a)(b)	$(1,824,564)
Total stockholders’ equity of the Company	$389,425	$(80,217)	(a)	$309,208
Non-controlling interest	$74,818	$74,818	(b)	$—
Total stockholders’ equity to the Company	$314,607	$(5,399)	(a)(b)	$309,208
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

The following is a summary of the impact of the restatement on the Company’s consolidated statements of operations for the fiscal year ended December 31, 2013:

	December 31, 2013
	As previously reported	Error correction		As restated
Wholesale revenues	$1,359,243	$(1,306,497)	(b)	$52,746
Total revenues	$4,512,807	$(1,306,497)	(b)	$3,206,310
Cost of revenues	$(1,059,740)	$538,643	(b)	$(521,097)
Gross profit	$3,453,067	$(767,854)	(b)	$2,685,213
Payroll and related expenses	$1,593,230	$(110,792)	(b)	$1,482,438
General and administrative expenses	$1,523,904	$(459,299)	(a)(b)	$1,064,605
Rent expense	$667,590	$(36,892)	(b)	$630,698
Professional fees	$1,000,133	$(145,455)	(b)	$854,678
Depreciation expense	$180,688	$(102,367)	(b)	$78,321
Total operating expenses	$4,965,545	$(854,805)	(b)	$4,110,740
Loss from operations	$(1,512,478)	$86,951	(b)	$(1,425,527)
Interest expense	$(80,152)	$79,648	(b)	$(504)
Other income	$38,011	$(38,011)	(b)	$—
Total other expense	$(42,141)	$41,637	(b)	$(504)
Net loss	$(1,554,619)	$128,588)	(b)	$(1,426,031)
Less: Net gain (loss) attributable to non-controlling interest	$(101,650)	$101,650	(b)	$—
Net loss attributable to the Company	$(1,452,969)	$(26,938)	(b)	$(1,426,031)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

The following is a summary of the impact of the restatement on the Company’s consolidated statements of equity for the fiscal year ended December 31, 2013:

	December 31, 2013
	As previously reported	Error correction		As restated
Accumulated deficit	$(1,744,347)	$(80,217)	(a)(b)	$(1,824,564)
Total stockholders’ equity of the Company	$389,425	$(80,217)	(a)	$309,208
Non-controlling interest	$74,818	$74,818	(b)	$—
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

The following is a summary of the impact of the restatement on the Company’s consolidated statements of cash flows for the fiscal year ended December 31, 2013:

	December 31, 2013
	As previously reported	Error correction		As restated
Net loss	$(1,554,619)	$128,588	(a)(b)	$(1,426,031)
Depreciation and amortization	$180,688	$(102,367)	(a)	$78,321
Increase in deposits	$(14,267)	$(881)	(a)	$(15,148)
Increase (decrease) in accounts payable	$130,065	$(61,274)	(a)	$(68,791)
Increase (decrease) in accounts receivable	$39,932	$(22,232)	(a)(b)	$17,700
Net cash used in operating activities	$(1,101,855)	$(18,540)	(a)(b)	$(1,120,395)
Purchase of fixed assets	$(110,677)	$(74,271)	(b)	$(184,948)
Net cash used in investment activities	$(110,677)	$(74,271)	(b)	$(184,948)
Dividends paid to shareholders	$(113,042)	$106,065	(b)	$(6,977)
Proceeds from related party debts	$37,000	$(37,000)	(b)	$—
Principal payments on capital leases	$(19,245)	$6,770	(b)	$(12,475)
Net cash provided by financing activities	$1,404,713	$75,835	(b)	$1,480,548
Net increase (decrease) in cash	$192,181	$(16,976)	(b)	$175,205
Beginning cash balance	$58,007	$(9,801)	(b)	$48,206
Ending cash balance	$250,188	$(26,777)	(b)	$223,411
Supplemental disclosure of cash flow information
Cash paid for interest	$73,485	$(72,9814)	(b)	$504
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC

The following is a summary of the impact of the restatement on the Company’s consolidated balance sheet at December 31, 2014:

	December 31, 2014
	As previously reported	Error correction		As restated
Cash	$157,692	$(15,658)	(b)	$142,034
Accounts receivable	$34,562	$(17,033)	(a)(b)	$17,529
Prepaid assets	$9,362	$(1,000)	(a)(b)	$8,362
Total current assets	$418,725	$(33,691)	(a)(b)	$385,034
Deposits	$35,258	$(881)	(a)(b)	$34,377
Fixed assets, net	$1,129,151	$(466,967)	(b)	$662,184
Tenant improvements, net	$523,915	$53,866	(b)(c)	$577,781
Total assets	$2,107,049	$(447,673)	(a)(b)(c)	$1,659,376
Accounts payable and accrued expenses	$910,251	$(134,598)	(b)	$775,653
Equipment loan- current portion	$45,052	$(5,247)	(b)	$39,805
Loans from related parties-current portion	$89,000	$(89,000)	(b)	$—
Total current liabilities	$1,167,923	$(173,313)	(b)	$994,610
Notes payable to related party	$200,000	$(200,000)	(b)	$—
Notes payable	$700,000	$(200,000)	(b)	$500,000
Total liabilities	$3,112,840	$(573,313)	(b)	$2,539,527
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035)
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

The following is a summary of the impact of the restatement on the Company’s consolidated statements of operations for the fiscal year ended December 31, 2014:

	December 31, 2014
	As previously reported	Error correction		As restated
Wholesale revenues	$853,293	$(463,771)	(b)	$389,522
Total revenues	$6,060,865	$(463,771)	(b)	$5,597,094
Cost of revenues	$(1,367,870)	$(385,626)	(b)	$(1,753,496)
Gross profit	$4,692,995	$(849,397)	(b)	$3,843,598
Payroll and related expenses	$3,486,860	$(326,097)	(b)	$3,160,763
General and administrative expenses	$2,564,527	$(426,960)	(a)(b)(c)	$2,137,567
Rent expense	$1,742,732	$(500)	(b)	$1,742,232
Professional fees	$862,439	$(62,949)	(b)	$799,490
Depreciation expense	$249,703	$(97,993)	(b)	$151,710
Total operating expenses	$8,906,261	$(914,499)	(b)	$7,991,762
Loss from operations	$(4,213,266)	$65,102	(a)(b)(c)	$(4,148,164)
Interest expense	$(81,617)	$65,544	(b)	$(16,073)
Other income	$41,266	$(33,363)	(b)	$7,903
Total other expense	$(40,351)	$32,181	(b)	$(8,170)
Net loss	$(4,253,617)	$97,283	(a)(b)(c)	$(4,156,334)
Less: Net gain (loss) attributable to non-controlling interest	$42,051	$(42,051)	(b)	$—
Net loss attributable to the Company	$(4,295,668)	$139,334	(b)	$(4,156,334)
Basic loss per common share	$(0.24)	$0.01	(a)(b)(c)	$(0.23)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC Correct (c) Error related to undercapitalized assets

The following is a summary of the impact of the restatement on the Company’s consolidated statements of equity for the fiscal year ended December 31, 2014:

	December 31, 2014
	As previously reported	Error correction		As restated
Accumulated deficit	$(6,557,152)	$59,117	(a)(b)(c)	$(6,498,035))
Total stockholders’ equity of the Company	$(939,268)	$59,117	(a)(b)(c)	$(880,151)
Non-controlling interest	$(66,523)	$66,523	(b)	$—
Total stockholders’ equity to the Company	$(1,005,791)	$125,640	(a)(b)(c)	$(880,151)
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets

The following is a summary of the impact of the restatement on the Company’s consolidated statements of cash flows for the fiscal year ended December 31, 2014:

	December 31, 2014
	As previously reported	Error correction		As restated
Net loss	$(4,253,617)	$97,283	(a)(b)	$(4,156,334)
Depreciation and amortization	$249,703	$(97,993)	(a)	$151,710
Increase in deposits	$(14,991)	$(881)	(a)	$(14,110)
Increase in prepaid expenses	$(9,362)	$1,000	(a)	$(8,362)
Increase (decrease in accounts payable	$—	$15,906	(a)	$15,906
Increase (decrease) in accounts payable	$639,726	$(64,742)	(a)	$574,984
Increase (decrease) in accounts receivable	$(13,425)	$(1,955)	(a)(b)	$(15,380)
Net cash used in operating activities	$(2,486,978)	$(36,424)	(a)(b)	$(2,536,598)
Purchase of fixed assets	$(420,303)	$126,079	(b)	$(294,224)
Investment in tenant improvements	$(479,386)	$(53,866)	(b)	$(533,252)
Net cash used in investing activities	$(899,689)	$72,213	(b)	$(827,476)
Proceeds from issuance of Common stock	$3,251,112	$(20,000)	(b)	$3,231,112
Dividends paid to shareholders	$(474,233)	$53,756	(b)	$(420,477)
Proceeds from related party debts	$52,000	$(52,000)	(b)	$—
Principal payments on capital leases	$(34,708)	$6,770	(b)	$(27,938)
Net cash provided by financing activities	$3,294,171	$(11,474)	(b)	$3,282,697
Net increase (decrease) in cash	$(92,496)	$11,119	(b)	$(81,377)
Beginning cash balance	$250,188	$(26,777)	(b)	$223,411
Ending cash balance	$157,692	$(15,658)	(b)	$142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$49,617	$(33,544)	(b)	$16,073
(a) To correct errors related to allowance for doubtful accounts. (b) Correction related to the deconsolidation of Atlas Global, LLC (c) To correct error related to undercapitalized assets